Share Capital, Reserves and Retained Earnings - Analysis of Share Capital Reserves (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Legal reserve	€ 10,971	€ 10,971	€ 10,971
Majority shareholder capital contribution	488	488	488
Share premium reserve	175	175	175
Stock option reserve	1,501	1,501	1,133
Reserve for gain on disposal of Non-controlling interests	4,219	4,219	4,219
Foreign operations translation reserve	(1,042)	1,792	2,335
Remeasurement of defined benefit plan	1,424	1,195	1,127
Reserve from Shareholder Financing	1,830	318
Total	€ 19,566	€ 20,659	€ 20,448